Acquisition of Aetna - Goodwill (Details) - USD ($) $ in Millions	Dec. 31, 2018	Nov. 28, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Combination Segment Allocation [Line Items]
Goodwill	$ 78,678		$ 38,451	$ 38,249
Health Care Benefits
Business Combination Segment Allocation [Line Items]
Goodwill	44,484		0	0
Pharmacy Services
Business Combination Segment Allocation [Line Items]
Goodwill	23,388		21,819	21,637
Retail/LTC
Business Combination Segment Allocation [Line Items]
Goodwill	$ 10,806		$ 16,632	$ 16,612
Aetna Inc.
Business Combination Segment Allocation [Line Items]
Goodwill		$ 46,684
Aetna Inc. | Health Care Benefits
Business Combination Segment Allocation [Line Items]
Goodwill		44,484
Aetna Inc. | Pharmacy Services
Business Combination Segment Allocation [Line Items]
Goodwill		1,500
Aetna Inc. | Retail/LTC
Business Combination Segment Allocation [Line Items]
Goodwill		$ 700